UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 3/31/18

Fund’s investments
As of 3-31-18 (unaudited)
	Shares	Value
Common stocks 81.5%		$168,537,357
(Cost $167,611,862)
Consumer discretionary 8.4%		17,268,097
Auto components 0.9%
Aisan Industry Company, Ltd.	7,100	75,850
Bridgestone Corp.	1,600	70,390
Exedy Corp.	5,855	185,256
Fuyao Glass Industry Group Company, Ltd., H Shares (A)	84,800	328,014
Keihin Corp.	10,495	215,919
Nissin Kogyo Company, Ltd.	9,490	164,650
NOK Corp.	9,185	179,361
Showa Corp.	4,980	85,317
Sumitomo Riko Company, Ltd.	10,100	101,803
Tokai Rika Company, Ltd.	11,000	224,393
Toyoda Gosei Company, Ltd.	7,875	182,381
Automobiles 0.8%
Daimler AG	1,067	90,908
Dongfeng Motor Group Company, Ltd., H Shares	158,000	184,456
Ford Motor Company	20,802	230,486
Honda Motor Company, Ltd.	15,950	552,135
Kia Motors Corp.	6,646	199,087
Mitsubishi Motors Corp.	15,010	107,344
Nissan Motor Company, Ltd.	7,600	78,448
Renault SA	1,002	121,590
Diversified consumer services 0.1%
Allstar Co-Invest LLC (B)(C)(D)	236,300	0
Benesse Holdings, Inc.	2,700	98,224
New Oriental Education & Technology Group, Inc., ADR	609	53,379
Hotels, restaurants and leisure 1.6%
Carnival Corp.	516	33,839
Crown Resorts, Ltd.	65,032	638,683
Darden Restaurants, Inc.	489	41,687
Las Vegas Sands Corp. (E)	31,325	2,252,268
McDonald's Corp.	1,585	247,862
OPAP SA	8,903	102,041
Household durables 1.3%
Barratt Developments PLC	21,795	162,183
Berkeley Group Holdings PLC	1,039	55,233
Coway Company, Ltd.	445	36,739
Funai Electric Company, Ltd. (D)	12,363	88,854
Garmin, Ltd.	12,678	747,115
Nikon Corp.	6,865	124,091
Persimmon PLC	30,990	1,099,905
Pioneer Corp. (D)	85,800	141,346
Steinhoff International Holdings NV (D)	156,014	43,458
Taylor Wimpey PLC	115,095	298,176
Internet and direct marketing retail 0.0%
Qliro Group AB (D)	34,220	50,191
Leisure products 0.2%
Sankyo Company, Ltd.	10,280	359,620
Media 1.6%
Avex, Inc.	9,590	135,939
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Axel Springer SE	7,648	$639,779
Eutelsat Communications SA	1,342	26,599
Fuji Media Holdings, Inc.	7,525	128,016
Gendai Agency, Inc.	3,600	18,530
Metropole Television SA	1,940	49,982
Nippon Television Holdings, Inc.	10,750	188,886
ProSiebenSat.1 Media SE	4,759	164,835
Proto Corp.	2,100	32,750
RTL Group SA	3,208	266,341
SES SA	90,835	1,229,540
Telenet Group Holding NV (D)	3,306	220,989
Television Francaise 1	11,098	150,708
TV Asahi Holdings Corp.	3,660	80,907
Multiline retail 0.6%
Harvey Norman Holdings, Ltd.	33,546	95,913
Kohl's Corp.	1,573	103,047
Macy's, Inc.	5,045	150,038
Marks & Spencer Group PLC	45,164	171,553
Next PLC	1,005	67,183
Nordstrom, Inc.	13,639	660,264
Target Corp.	1,435	99,632
Specialty retail 1.0%
CECONOMY AG	12,764	146,750
Halfords Group PLC	31,076	142,111
Honeys Holdings Company, Ltd.	4,630	43,591
L Brands, Inc. (E)	31,293	1,195,706
Nishimatsuya Chain Company, Ltd.	6,400	72,439
PAL GROUP Holdings Company, Ltd.	3,100	84,831
The Gap, Inc.	1,580	49,296
The Home Depot, Inc.	255	45,451
USS Company, Ltd.	3,200	65,496
Xebio Holdings Company, Ltd.	7,875	156,086
Textiles, apparel and luxury goods 0.3%
361 Degrees International, Ltd.	193,940	62,890
Daphne International Holdings, Ltd. (D)	350,000	21,296
Geox SpA	25,186	85,317
Pandora A/S	1,108	119,881
Sanyo Shokai, Ltd.	5,000	108,528
Xtep International Holdings, Ltd.	240,883	134,315
Consumer staples 5.3%		11,032,075
Beverages 0.4%
Dr. Pepper Snapple Group, Inc.	842	99,676
PepsiCo, Inc.	2,079	226,923
The Coca-Cola Company	11,924	517,859
Food and staples retailing 0.4%
Cawachi, Ltd.	2,500	62,281
J Sainsbury PLC	80,387	269,657
METRO AG	10,806	191,161
Sysco Corp.	678	40,653
Walmart, Inc.	789	70,197
Wesfarmers, Ltd.	5,031	161,218
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer staples (continued)
Food products 0.2%
Marine Harvest ASA	20,968	$423,836
Household products 0.1%
The Procter & Gamble Company	3,920	310,778
Personal products 1.0%
The Estee Lauder Companies, Inc., Class A	499	74,710
Unilever NV	35,681	2,013,862
Tobacco 3.2%
Altria Group, Inc.	4,942	307,985
British American Tobacco PLC	28,061	1,622,118
Imperial Brands PLC	50,630	1,723,926
Japan Tobacco, Inc.	4,100	117,125
Philip Morris International, Inc. (E)	28,150	2,798,110
Energy 7.8%		16,136,454
Energy equipment and services 0.2%
Core Laboratories NV	328	35,496
Fugro NV (D)	7,674	101,482
Helmerich & Payne, Inc.	727	48,389
Saipem SpA (D)	36,394	142,771
Oil, gas and consumable fuels 7.6%
Advantage Oil & Gas, Ltd. (D)	16,359	48,378
AltaGas, Ltd.	10,896	201,623
ARC Resources, Ltd.	7,439	81,068
BP PLC	138,233	932,396
Cameco Corp.	8,266	75,131
Chevron Corp.	3,562	406,210
Coal India, Ltd.	105,400	456,798
Ecopetrol SA, ADR	33,677	650,976
Eni SpA	32,545	573,288
Exxon Mobil Corp.	4,570	340,968
Gazprom PJSC, ADR	59,917	295,391
Inpex Corp.	14,940	185,395
Inter Pipeline, Ltd.	1,739	30,181
Japan Petroleum Exploration Company, Ltd.	7,165	163,052
LUKOIL PJSC, ADR	4,670	322,433
LUKOIL PJSC, ADR	45	3,115
Occidental Petroleum Corp.	9,459	614,457
ONEOK, Inc.	3,461	197,000
Painted Pony Energy, Ltd. (D)	27,909	46,141
Petroleo Brasileiro SA, ADR (D)	13,463	190,367
Plains GP Holdings LP, Class A (D)	67,696	1,472,388
Royal Dutch Shell PLC, A Shares	9,281	293,637
Royal Dutch Shell PLC, B Shares	89,668	2,885,377
S-Oil Corp.	601	68,053
Statoil ASA	6,389	151,215
Surgutneftegas OJSC, ADR	42,595	208,722
Targa Resources Corp.	6,356	279,664
The Williams Companies, Inc.	1,422	35,351
TOTAL SA	50,611	2,901,003
Tourmaline Oil Corp.	4,984	84,527
TransCanada Corp.	31,226	1,291,358
Tupras Turkiye Petrol Rafinerileri AS	4,424	123,569
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	2,146	$199,084
Financials 16.3%		33,696,229
Banks 7.8%
ABN AMRO Group NV (A)	4,423	133,368
Allahabad Bank (D)	42,134	33,075
Aozora Bank, Ltd.	2,100	84,286
Banco Santander Chile, ADR	19,964	668,994
Bank of Ireland Group PLC (D)	20,858	182,776
Bank Rakyat Indonesia Persero Tbk PT	2,354,100	617,809
BNP Paribas SA	6,094	451,935
BPER Banca	30,882	172,202
CaixaBank SA	57,349	273,420
Canara Bank	26,160	107,085
Corp Bank (D)	41,448	19,716
Dah Sing Financial Holdings, Ltd.	10,400	66,136
DNB ASA	3,758	74,022
HSBC Holdings PLC	89,447	839,971
ING Groep NV	20,465	345,351
Intesa Sanpaolo SpA	547,059	1,991,843
JPMorgan Chase & Co.	16,324	1,795,150
KB Financial Group, Inc.	4,112	238,485
Krung Thai Bank PCL	69,500	42,369
Lloyds Banking Group PLC	263,224	239,435
Mitsubishi UFJ Financial Group, Inc.	69,999	465,186
Mizuho Financial Group, Inc.	217,925	397,142
Moneta Money Bank AS (A)	228,515	946,550
National Australia Bank, Ltd.	4,267	94,201
Nordea Bank AB	176,327	1,886,692
People's United Financial, Inc.	2,735	51,035
Raiffeisen Bank International AG (D)	2,282	88,883
Sberbank of Russia PJSC, ADR	8,200	152,930
Shinhan Financial Group Company, Ltd.	3,792	161,764
Skandinaviska Enskilda Banken AB, Series A	2,718	28,556
Societe Generale SA	6,205	336,996
Standard Chartered PLC	28,925	289,897
Sumitomo Mitsui Financial Group, Inc.	10,900	462,425
Sumitomo Mitsui Trust Holdings, Inc.	6,620	270,620
The Tochigi Bank, Ltd.	16,600	64,239
Unicaja Banco SA (A)(D)	80,179	138,184
UniCredit SpA	18,710	391,060
Wells Fargo & Company (E)	27,845	1,459,356
Westpac Banking Corp.	4,334	95,996
Capital markets 3.1%
Banca Generali SpA	23,385	754,485
CME Group, Inc.	3,946	638,226
Credit Suisse Group AG (D)	37,839	635,507
GAM Holding AG (D)	12,097	203,693
Ichiyoshi Securities Company, Ltd.	7,900	91,392
IG Group Holdings PLC	95,416	1,068,627
IGM Financial, Inc.	6,245	182,597
Julius Baer Group, Ltd. (D)	13,516	831,794
SBI Holdings, Inc.	28,300	664,937
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (D)	74,665	$1,315,517
Uranium Participation Corp. (D)	20,548	61,563
Diversified financial services 0.1%
AMP, Ltd.	22,080	85,211
G-Resources Group, Ltd. (D)	2,823,000	26,364
Insurance 4.3%
Admiral Group PLC	2,994	77,492
Ageas	5,470	282,277
Assicurazioni Generali SpA	105,878	2,035,210
CNP Assurances	25,245	637,290
Coface SA	8,659	98,991
Dai-ichi Life Holdings, Inc.	13,525	249,691
Direct Line Insurance Group PLC	27,779	148,743
Insurance Australia Group, Ltd.	117,139	678,226
Legal & General Group PLC	36,646	132,778
Poste Italiane SpA (A)	38,993	356,176
Sampo OYJ, A Shares	1,273	70,922
Sanlam, Ltd.	81,681	590,082
Shin Kong Financial Holding Company, Ltd.	499,645	191,491
Sony Financial Holdings, Inc.	2,100	38,346
Storebrand ASA	11,874	97,646
T&D Holdings, Inc.	20,895	332,359
Tongyang Life Insurance Company, Ltd.	14,910	103,702
Tryg A/S	10,874	253,355
UnipolSai Assicurazioni SpA	61,595	146,457
Zurich Insurance Group AG (D)	7,394	2,439,002
Mortgage real estate investment trusts 0.9%
AGNC Investment Corp.	54,515	1,031,424
Annaly Capital Management, Inc.	82,799	863,594
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	9,357	121,922
Health care 6.4%		13,268,705
Biotechnology 0.4%
AbbVie, Inc.	6,571	621,945
Amgen, Inc.	758	129,224
Gilead Sciences, Inc.	1,465	110,446
Health care equipment and supplies 0.3%
Abbott Laboratories	4,524	271,078
Hoya Corp.	1,500	75,769
Koninklijke Philips NV	1,000	38,292
Medtronic PLC	2,329	186,832
ResMed, Inc.	883	86,949
Health care providers and services 0.1%
Cardinal Health, Inc.	692	43,375
Suzuken Company, Ltd.	4,260	179,254
Health care technology 0.1%
AGFA-Gevaert NV (D)	25,190	97,559
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	3,000	78,203
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 5.5%
Almirall SA	7,151	$84,543
AstraZeneca PLC	37,144	2,553,325
Bristol-Myers Squibb Company	3,539	223,842
Eisai Company, Ltd.	3,030	195,091
Eli Lilly & Company	1,574	121,780
GlaxoSmithKline PLC	5,802	112,681
H Lundbeck A/S	590	33,138
Johnson & Johnson	4,124	528,491
Kyowa Hakko Kirin Company, Ltd.	3,000	65,153
Merck & Company, Inc.	5,894	321,046
Novartis AG	39,597	3,202,640
Pfizer, Inc.	19,642	697,095
Roche Holding AG	11,690	2,681,651
Takeda Pharmaceutical Company, Ltd.	10,855	529,303
Industrials 7.7%		15,829,842
Aerospace and defense 0.5%
Harris Corp.	1,094	176,440
Lockheed Martin Corp.	509	172,006
The Boeing Company	1,461	479,033
United Technologies Corp.	1,535	193,134
Air freight and logistics 0.2%
CTT-Correios de Portugal SA	22,902	88,127
PostNL NV	53,916	202,035
United Parcel Service, Inc., Class B	484	50,655
Airlines 0.1%
ANA Holdings, Inc.	1,300	50,375
SAS AB (D)	48,248	114,631
Building products 0.2%
Cie de Saint-Gobain	7,040	371,747
Commercial services and supplies 0.1%
Relia, Inc.	7,600	92,938
Toppan Forms Company, Ltd.	11,000	121,823
Construction and engineering 0.2%
Chiyoda Corp.	14,495	135,681
JGC Corp.	9,385	204,336
Raubex Group, Ltd.	39,060	66,770
Toyo Engineering Corp. (D)	8,800	83,970
Electrical equipment 0.9%
ABB, Ltd.	67,037	1,594,019
Emerson Electric Company	1,459	99,650
Ushio, Inc.	11,305	151,790
Zumtobel Group AG	8,974	84,419
Industrial conglomerates 0.2%
3M Company	1,060	232,691
DMCI Holdings, Inc.	115,500	27,037
Rheinmetall AG	494	70,121
Machinery 2.0%
Alstom SA	4,225	190,558
Caterpillar, Inc. (E)	6,363	937,779
Hisaka Works, Ltd.	6,200	60,848
Kone OYJ, Class B	34,527	1,723,168
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Industrials (continued)
Machinery (continued)
Mitsubishi Heavy Industries, Ltd.	8,195	$315,991
Sandvik AB	35,338	647,435
The Japan Steel Works, Ltd.	3,650	119,971
Toshiba Machine Company, Ltd.	17,525	121,839
Marine 0.1%
D/S Norden A/S (D)	6,793	122,531
Kuehne + Nagel International AG	203	31,974
Pacific Basin Shipping, Ltd. (D)	559,000	150,582
Professional services 0.5%
Adecco Group AG	2,434	173,374
Hays PLC	70,421	186,293
SGS SA	256	629,742
SThree PLC	7,842	35,503
Road and rail 0.1%
Go-Ahead Group PLC	7,361	181,353
Kyushu Railway Company	1,000	31,197
Trading companies and distributors 0.8%
ITOCHU Corp.	70,100	1,368,854
Rexel SA	11,998	203,243
SIG PLC	52,286	99,494
Transportation infrastructure 1.8%
Abertis Infraestructuras SA	26,791	600,598
Aena SME SA (A)	3,186	642,436
Hamburger Hafen und Logistik AG	3,083	69,368
Macquarie Infrastructure Corp. (E)	10,698	395,077
Sydney Airport	371,705	1,927,206
Information technology 9.9%		20,572,960
Communications equipment 1.6%
Cisco Systems, Inc.	28,695	1,230,729
Nokia OYJ	337,303	1,862,626
Telefonaktiebolaget LM Ericsson, B Shares	40,689	259,106
Electronic equipment, instruments and components 0.4%
Citizen Watch Company, Ltd.	21,095	148,824
Hirose Electric Company, Ltd.	1,575	217,583
Hosiden Corp.	5,800	72,969
Nichicon Corp.	12,820	146,864
Simplo Technology Company, Ltd.	21,300	136,413
Yokogawa Electric Corp.	2,300	46,633
Internet software and services 0.6%
Alibaba Group Holding, Ltd., ADR (D)	1,862	341,751
Alphabet, Inc., Class A (D)	34	35,263
Autohome, Inc., ADR	933	80,182
Baidu, Inc., ADR (D)	312	69,635
DeNA Company, Ltd.	6,660	121,297
Dropbox, Inc. (D)	2,280	66,084
Facebook, Inc., Class A (D)	521	83,251
Gree, Inc.	26,300	151,611
Mixi, Inc.	600	22,449
Momo, Inc., ADR (D)	709	26,502
NetEase, Inc., ADR	479	134,307
SINA Corp. (D)	528	55,055
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services 1.4%
Accenture PLC, Class A	4,880	$749,080
Automatic Data Processing, Inc.	808	91,692
Computershare, Ltd.	50,585	678,367
Fujitsu, Ltd.	48,685	295,855
IBM Corp.	2,629	403,367
Paychex, Inc.	5,614	345,766
Sopra Steria Group	702	143,284
The Western Union Company	8,965	172,397
TravelSky Technology, Ltd., H Shares	18,000	52,576
Semiconductors and semiconductor equipment 3.9%
Broadcom, Ltd.	356	83,891
Disco Corp.	229	48,947
Intel Corp. (E)	72,024	3,751,010
KLA-Tencor Corp.	398	43,386
Maxim Integrated Products, Inc.	4,379	263,703
MediaTek, Inc.	7,490	86,182
Microchip Technology, Inc.	424	38,737
Miraial Company, Ltd.	3,000	43,810
QUALCOMM, Inc. (E)	55,473	3,073,759
Rohm Company, Ltd.	1,000	94,921
Shinko Electric Industries Company, Ltd.	18,875	139,533
Texas Instruments, Inc.	423	43,945
Tokyo Electron, Ltd.	1,300	240,488
Tokyo Seimitsu Company, Ltd.	3,815	154,797
Software 0.5%
Alpha Systems, Inc.	1,100	23,606
Konami Holdings Corp.	900	45,834
Microsoft Corp.	6,844	624,652
NHN Entertainment Corp. (D)	2,065	131,600
Nintendo Company, Ltd.	229	101,739
Trend Micro, Inc.	2,500	147,429
Technology hardware, storage and peripherals 1.5%
Acer, Inc. (D)	206,180	173,484
Apple, Inc.	3,140	526,829
Brother Industries, Ltd.	1,400	32,462
Canon, Inc.	17,560	637,047
Catcher Technology Company, Ltd.	79,357	997,510
Compal Electronics, Inc.	312,405	214,510
HP, Inc.	2,159	47,325
Melco Holdings, Inc.	1,900	63,239
Neopost SA	5,376	141,640
Samsung Electronics Company, Ltd.	26	60,748
Seagate Technology PLC	4,352	254,679
Materials 5.8%		12,096,687
Chemicals 1.2%
China BlueChemical, Ltd., H Shares	318,000	89,878
Covestro AG (A)	6,381	628,318
DowDuPont, Inc.	5,069	322,946
EMS-Chemie Holding AG	101	63,894
JSR Corp.	11,230	252,742
LyondellBasell Industries NV, Class A	2,840	300,131
Monsanto Company	499	58,228
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Materials (continued)
Chemicals (continued)
Praxair, Inc.	473	$68,254
PTT Global Chemical PCL	268,500	816,168
Construction materials 0.2%
LafargeHolcim, Ltd. (D)	5,726	313,754
Vicat SA	1,848	139,591
Containers and packaging 0.7%
AMVIG Holdings, Ltd.	152,000	41,766
International Paper Company	22,007	1,175,834
Nampak, Ltd. (D)	127,852	164,562
Metals and mining 3.0%
Acacia Mining PLC	31,372	62,877
Anglo American Platinum, Ltd.	4,607	126,406
Anglo American PLC	12,613	293,816
Barrick Gold Corp.	14,212	177,050
BHP Billiton PLC	30,541	603,588
Centerra Gold, Inc. (D)	25,276	144,984
Chubu Steel Plate Company, Ltd.	5,800	43,719
CST Group, Ltd. (D)	1,440,000	6,288
Eldorado Gold Corp. (D)	51,281	43,076
Glencore PLC (D)	126,132	626,779
Gold Fields, Ltd.	47,621	192,188
Impala Platinum Holdings, Ltd. (D)	28,187	56,134
Kinross Gold Corp. (D)	26,433	104,410
Kyoei Steel, Ltd.	7,670	131,018
Nakayama Steel Works, Ltd.	11,800	77,934
Neturen Company, Ltd.	6,100	62,798
Northern Dynasty Minerals, Ltd. (D)	11,046	10,289
Pacific Metals Company, Ltd. (D)	3,900	117,110
Petra Diamonds, Ltd. (D)	74,640	68,913
Resolute Mining, Ltd.	64,800	62,578
Rio Tinto PLC	40,312	2,045,595
Rio Tinto, Ltd.	10,740	608,445
Salzgitter AG	2,371	121,291
Tokyo Steel Manufacturing Company, Ltd.	17,460	140,828
Western Areas, Ltd.	62,613	152,948
Yamato Kogyo Company, Ltd.	6,825	188,331
Paper and forest products 0.7%
Stora Enso OYJ, R Shares	37,220	684,341
UPM-Kymmene OYJ	19,067	706,887
Real estate 3.8%		7,839,080
Equity real estate investment trusts 3.3%
Colony NorthStar, Inc., Class A	24,664	138,612
Crown Castle International Corp.	389	42,638
Gaming and Leisure Properties, Inc.	54,146	1,812,267
Growthpoint Properties, Ltd.	18,293	43,877
Host Hotels & Resorts, Inc.	2,427	45,239
Iron Mountain, Inc.	3,008	98,843
Park Hotels & Resorts, Inc. (E)	99,236	2,681,357
Unibail-Rodamco SE	8,127	1,856,397
VEREIT, Inc.	14,992	104,344
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development 0.5%
Nexity SA	15,856	$1,015,506
Telecommunication services 5.7%		11,784,256
Diversified telecommunication services 4.7%
AT&T, Inc.	13,354	476,070
BCE, Inc.	37,034	1,593,639
Bezeq The Israeli Telecommunication Corp., Ltd.	253,211	324,541
BT Group PLC	609,892	1,946,659
CenturyLink, Inc.	17,313	284,453
China Telecom Corp., Ltd., H Shares	588,505	261,021
China Unicom Hong Kong, Ltd. (D)	150,000	191,895
Hellenic Telecommunications Organization SA	16,802	227,762
KT Corp.	8,964	230,804
Magyar Telekom Telecommunications PLC	81,445	145,343
O2 Czech Republic AS	31,143	430,772
Proximus SADP	1,519	47,229
Spark New Zealand, Ltd.	63,538	154,171
Telenor ASA	65,946	1,499,686
Turk Telekomunikasyon AS (D)	47,571	81,235
Verizon Communications, Inc. (E)	35,944	1,718,842
Wireless telecommunication services 1.0%
China Mobile, Ltd.	27,200	249,299
Mobile TeleSystems PJSC, ADR	23,120	263,337
NTT DOCOMO, Inc.	60,996	1,554,996
Orange Belgium SA	5,012	102,502
Utilities 4.4%		9,012,972
Electric utilities 2.8%
Contact Energy, Ltd.	15,329	58,456
Edison International	17,645	1,123,281
EDP - Energias de Portugal SA	470,369	1,787,217
Endesa SA	8,804	193,954
Orsted A/S (A)	11,443	744,503
SSE PLC	80,208	1,438,879
The Chugoku Electric Power Company, Inc.	28,100	343,281
The Southern Company	1,947	86,953
Independent power and renewable electricity producers 1.1%
China Longyuan Power Group Corp., Ltd., H Shares	1,481,000	1,143,748
Glow Energy PCL	255,300	695,611
Meridian Energy, Ltd.	121,728	251,777
NTPC, Ltd.	55,295	144,824
Multi-utilities 0.5%
CenterPoint Energy, Inc.	3,898	106,805
Centrica PLC	121,068	242,411
E.ON SE	20,099	223,342
Engie SA	14,818	247,438

RWE AG	7,302	180,492
Preferred securities 0.4%		$811,601
(Cost $666,144)
Financials 0.2%		486,906
Banks 0.2%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (F)	1,625	42,218
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
Intesa Sanpaolo SpA	117,399	$444,688
Information technology 0.0%		38,459
Technology hardware, storage and peripherals 0.0%
Samsung Electronics Company, Ltd.	20	38,459
Telecommunication services 0.1%		105,336
Diversified telecommunication services 0.1%
Telefonica Brasil SA	6,900	105,336
Utilities 0.1%		180,900
Electric utilities 0.1%

Cia Paranaense de Energia, B Shares	22,900	180,900
Exchange-traded funds 0.1%		$121,812
(Cost $123,666)
iShares Core MSCI EAFE ETF	1,849	121,812

	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.2%					$410,769
(Cost $376,901)
Argentina 0.2%					410,769
Provincia de Buenos Aires Bond (A)	5.375	01-20-23	EUR	125,000	159,789

Republic of Argentina Bond	7.500	04-22-26		235,000	250,980
Corporate bonds 13.2%					$27,274,237
(Cost $26,917,183)
Consumer discretionary 3.1%					6,475,178
Auto components 0.1%
Avis Budget Car Rental LLC (A)	5.250	03-15-25		180,000	171,900
Avis Budget Car Rental LLC	5.500	04-01-23		110,000	108,900
Automobiles 0.1%
LKQ European Holdings BV (A)	3.625	04-01-26	EUR	100,000	123,213
Diversified consumer services 0.1%
Crown European Holdings SA (A)	2.875	02-01-26	EUR	225,000	274,288
Service Corp. International	4.625	12-15-27		35,000	33,775
Hotels, restaurants and leisure 1.0%
Boyd Gaming Corp.	6.375	04-01-26		85,000	88,992
Caesars Resort Collection LLC (A)	5.250	10-15-25		120,000	115,042
CEC Entertainment, Inc.	8.000	02-15-22		160,000	141,600
Cirsa Funding Luxembourg SA	5.875	05-15-23	EUR	100,000	126,513
Cirsa Funding Luxembourg SA (A)	5.875	05-15-23	EUR	115,000	145,490
Codere Finance 2 Luxembourg SA (A)	6.750	11-01-21	EUR	150,000	193,128
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	131,950
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		165,000	174,900
New Red Finance, Inc. (A)	5.000	10-15-25		320,000	304,704
Penn National Gaming, Inc. (A)	5.625	01-15-27		186,000	178,560
Pinnacle Entertainment, Inc.	5.625	05-01-24		115,000	120,175
Scientific Games International, Inc. (A)	5.000	10-15-25		20,000	19,450
Scientific Games International, Inc.	6.625	05-15-21		115,000	117,731
Scientific Games International, Inc.	10.000	12-01-22		40,000	43,075
Station Casinos LLC (A)	5.000	10-01-25		115,000	109,250
Sugarhouse HSP Gaming Prop Mezz LP (A)	5.875	05-15-25		110,000	104,775
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Household durables 0.3%
Beazer Homes USA, Inc.	5.875	10-15-27		40,000	$37,050
Beazer Homes USA, Inc.	6.750	03-15-25		45,000	44,550
Beazer Homes USA, Inc.	8.750	03-15-22		106,000	114,215
KB Home	7.000	12-15-21		225,000	241,031
M/I Homes, Inc.	5.625	08-01-25		40,000	38,938
M/I Homes, Inc.	6.750	01-15-21		165,000	169,744
Internet and direct marketing retail 0.1%
Liberty Interactive LLC	8.250	02-01-30		125,000	134,453
Netflix, Inc.	5.875	02-15-25		90,000	94,275
Leisure products 0.1%
Jack Ohio Finance LLC (A)	6.750	11-15-21		155,000	160,038
Media 1.0%
Altice Financing SA (A)	7.500	05-15-26		210,000	205,800
CCO Holdings LLC	5.125	02-15-23		5,000	5,033
CCO Holdings LLC	5.250	09-30-22		5,000	5,075
CCO Holdings LLC	5.750	09-01-23		35,000	35,525
CCO Holdings LLC (A)	5.750	02-15-26		120,000	119,401
Cequel Communications Holdings I LLC (A)	5.125	12-15-21		55,000	54,794
Cequel Communications Holdings I LLC (A)	5.125	12-15-21		155,000	154,806
CSC Holdings LLC (A)	10.875	10-15-25		200,000	234,998
DISH DBS Corp.	6.750	06-01-21		120,000	121,200
DISH DBS Corp.	7.875	09-01-19		320,000	335,200
Gray Television, Inc. (A)	5.125	10-15-24		130,000	125,775
Gray Television, Inc. (A)	5.875	07-15-26		30,000	29,175
Sinclair Television Group, Inc. (A)	5.875	03-15-26		75,000	74,250
TEGNA, Inc. (A)	4.875	09-15-21		115,000	115,863
TEGNA, Inc.	5.125	10-15-19		157,000	158,178
Tribune Media Company	5.875	07-15-22		150,000	152,063
WMG Acquisition Corp. (A)	5.500	04-15-26		85,000	85,425
Specialty retail 0.3%
Eurotorg LLC Via Bonitron DAC (A)	8.750	10-30-22		200,000	202,540
goeasy, Ltd. (A)	7.875	11-01-22		135,000	144,747
Party City Holdings, Inc. (A)	6.125	08-15-23		140,000	142,625
Staples, Inc. (A)	8.500	09-15-25		120,000	111,000
Consumer staples 0.6%					1,333,329
Food products 0.4%
KazAgro National Management Holding JSC	4.625	05-24-23		200,000	198,905
MARB BondCo PLC (A)	7.000	03-15-24		200,000	188,000
Post Holdings, Inc. (A)	5.000	08-15-26		190,000	180,500
Post Holdings, Inc. (A)	5.625	01-15-28		150,000	143,250
Post Holdings, Inc. (A)	5.750	03-01-27		50,000	49,375
TreeHouse Foods, Inc.	4.875	03-15-22		190,000	189,288
Household products 0.1%
Diamond BC BV (A)	5.625	08-15-25	EUR	200,000	236,111
Personal products 0.1%
Revlon Consumer Products Corp.	6.250	08-01-24		240,000	147,900
Energy 1.8%					3,807,470
Energy equipment and services 0.0%
Rowan Companies, Inc.	5.850	01-15-44		50,000	35,500
Transocean, Inc.	6.800	03-15-38		25,000	19,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Transocean, Inc.	7.500	04-15-31		10,000	$8,813
Transocean, Inc.	9.350	12-15-41		25,000	24,750
Weatherford International, Ltd.	5.950	04-15-42		20,000	13,600
Weatherford International, Ltd.	6.500	08-01-36		45,000	32,063
Weatherford International, Ltd.	7.000	03-15-38		15,000	10,875
Oil, gas and consumable fuels 1.8%
Blue Racer Midstream LLC (A)	6.125	11-15-22		230,000	234,025
Borets Finance DAC	7.625	09-26-18		200,000	203,400
California Resources Corp. (A)	8.000	12-15-22		160,000	125,600
Cloud Peak Energy Resources LLC	12.000	11-01-21		145,000	150,800
Continental Resources, Inc.	3.800	06-01-24		40,000	38,500
Continental Resources, Inc. (A)	4.375	01-15-28		75,000	73,125
Continental Resources, Inc.	4.900	06-01-44		80,000	76,600
Continental Resources, Inc.	5.000	09-15-22		15,000	15,206
Denbury Resources, Inc. (A)	9.000	05-15-21		135,000	138,375
Energen Corp.	4.625	09-01-21		105,000	103,163
Energy Transfer Equity LP	4.250	03-15-23		110,000	106,975
Foresight Energy LLC (A)	11.500	04-01-23		250,000	202,500
Laredo Petroleum, Inc.	5.625	01-15-22		55,000	54,588
Laredo Petroleum, Inc.	6.250	03-15-23		65,000	65,163
MEG Energy Corp. (A)	6.500	01-15-25		80,000	77,600
MEG Energy Corp. (A)	7.000	03-31-24		95,000	78,375
Noble Holding International, Ltd.	7.750	01-15-24		10,000	9,275
Peabody Energy Corp. (A)	6.375	03-31-25		240,000	249,000
Petrobras Global Finance BV	4.375	05-20-23		545,000	534,809
Petrobras Global Finance BV	5.625	05-20-43		80,000	69,800
Petrobras Global Finance BV	7.375	01-17-27		160,000	173,200
QEP Resources, Inc.	5.250	05-01-23		105,000	101,067
QEP Resources, Inc.	5.375	10-01-22		15,000	14,981
QEP Resources, Inc.	5.625	03-01-26		35,000	33,031
QEP Resources, Inc.	6.800	03-01-20		25,000	26,125
SM Energy Company	5.000	01-15-24		100,000	92,750
SM Energy Company	6.125	11-15-22		5,000	5,000
SM Energy Company	6.500	11-15-21		10,000	10,075
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		200,000	199,223
Sunoco LP (A)	5.500	02-15-26		35,000	33,775
Sunoco LP (A)	5.875	03-15-28		20,000	19,325
Vine Oil & Gas LP (A)	8.750	04-15-23		130,000	121,225
WPX Energy, Inc.	5.250	09-15-24		95,000	93,575
WPX Energy, Inc.	6.000	01-15-22		85,000	87,338
WPX Energy, Inc.	8.250	08-01-23		40,000	44,800
Financials 2.4%					4,879,000
Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) (G)	6.125	11-16-27		200,000	193,900
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) (G)	8.875	04-14-21	EUR	200,000	291,174
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (G)	6.500	05-18-22	EUR	200,000	260,459
Barclays PLC (7.875% to 3-15-22, then 5 Year U.S. Swap Rate + 6.772%) (G)	7.875	03-15-22		200,000	212,452
BNP Paribas SA (5.125% to 11-15-27, then 5 Year U.S. Swap Rate + 2.838%) (A)(G)	5.125	11-15-27		200,000	184,500
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(G)	8.125	12-23-25		250,000	$284,797
Freedom Mortgage Corp. (A)	8.125	11-15-24		160,000	164,000
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(G)	7.700	09-17-25		200,000	209,500
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (G)	8.375	10-14-19	EUR	50,000	68,077
Itau Unibanco Holding SA (6.125% to 12-12-22, then 5 Year CMT + 3.981%) (A)(G)	6.125	12-12-22		200,000	196,000
Sberbank of Russia (A)	5.125	10-29-22		200,000	203,053
The Royal Bank of Scotland Group PLC (3 month LIBOR + 2.320%) (F)(G)	4.622	09-30-27		100,000	100,750
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (A)	5.861	06-19-32		200,000	202,864
Consumer finance 0.7%
ACE Cash Express, Inc. (A)	12.000	12-15-22		128,000	142,720
American Greetings Corp. (A)	7.875	02-15-25		220,000	221,650
DAE Funding LLC (A)	4.500	08-01-22		35,000	33,206
DAE Funding LLC (A)	5.000	08-01-24		70,000	66,238
Herc Rentals, Inc. (A)	7.500	06-01-22		72,000	76,860
Herc Rentals, Inc. (A)	7.750	06-01-24		126,000	136,395
Navient Corp.	5.500	01-25-23		71,000	69,758
Navient Corp.	5.625	08-01-33		20,000	17,500
Navient Corp.	5.875	10-25-24		90,000	88,200
Navient Corp.	6.125	03-25-24		155,000	154,419
Navient Corp.	6.500	06-15-22		80,000	82,700
Navient Corp.	7.250	09-25-23		49,000	51,205
Springleaf Finance Corp.	5.250	12-15-19		50,000	51,000
Springleaf Finance Corp.	6.125	05-15-22		10,000	10,166
Springleaf Finance Corp.	6.875	03-15-25		75,000	75,281
Springleaf Finance Corp.	8.250	12-15-20		155,000	168,756
Diversified financial services 0.1%
Camelot Finance SA (A)	7.875	10-15-24		95,000	99,156
FBM Finance, Inc. (A)	8.250	08-15-21		65,000	67,925
Insurance 0.2%
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,075
Genworth Holdings, Inc.	4.900	08-15-23		80,000	65,600
Genworth Holdings, Inc.	7.200	02-15-21		30,000	28,725
Genworth Holdings, Inc.	7.625	09-24-21		20,000	19,250
Genworth Holdings, Inc.	7.700	06-15-20		5,000	4,938
USIS Merger Sub, Inc. (A)	6.875	05-01-25		185,000	185,000
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	5.750	08-15-23		35,000	36,663
Nationstar Mortgage LLC	6.500	08-01-18		235,000	236,175
Nationstar Mortgage LLC	6.500	07-01-21		40,000	40,600
Radian Group, Inc.	4.500	10-01-24		75,000	73,313
Health care 1.1%					2,200,194
Biotechnology 0.0%
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) (A)	8.125	11-01-21		30,000	30,150
Health care equipment and supplies 0.1%
Constantin Investissement 3 SASU (A)	5.375	04-15-25	EUR	100,000	121,208
Health care providers and services 0.4%
HCA Healthcare, Inc.	6.250	02-15-21		240,000	252,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	6.500	02-15-20		135,000	$141,581
HCA, Inc.	7.500	11-15-95		125,000	123,125
West Street Merger Sub, Inc. (A)	6.375	09-01-25		245,000	233,363
Health care technology 0.1%
Sotera Health Holdings LLC (A)	6.500	05-15-23		170,000	171,275
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (A)	5.500	04-01-26		35,000	35,569
Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc. (A)	4.875	01-15-26		30,000	29,250
Endo Finance LLC (A)	6.000	07-15-23		465,000	351,075
Teva Pharmaceutical Finance IV LLC	2.250	03-18-20		90,000	85,278
Valeant Pharmaceuticals International, Inc.	4.500	05-15-23	EUR	130,000	141,496
Valeant Pharmaceuticals International, Inc. (A)	5.500	03-01-23		30,000	26,213
Valeant Pharmaceuticals International, Inc. (A)	5.875	05-15-23		395,000	350,563
Valeant Pharmaceuticals International, Inc. (A)	6.125	04-15-25		95,000	81,985
Valeant Pharmaceuticals International, Inc. (A)	7.000	03-15-24		25,000	26,063
Industrials 1.2%					2,473,369
Aerospace and defense 0.1%
Bombardier, Inc. (A)	6.125	01-15-23		130,000	129,674
Building products 0.1%
Ply Gem Industries, Inc.	6.500	02-01-22		180,000	185,562
Commercial services and supplies 0.4%
APX Group, Inc.	7.625	09-01-23		110,000	113,850
APX Group, Inc.	7.875	12-01-22		185,000	191,965
Garda World Security Corp. (A)	8.750	05-15-25		240,000	251,400
Multi-Color Corp. (A)	4.875	11-01-25		145,000	135,575
Tervita Escrow Corp. (A)	7.625	12-01-21		39,000	39,568
Waste Pro USA, Inc. (A)	5.500	02-15-26		60,000	59,250
Construction and engineering 0.1%
Brand Industrial Services, Inc. (A)	8.500	07-15-25		230,000	240,063
Electrical equipment 0.2%
BlueLine Rental Finance Corp. (A)	9.250	03-15-24		235,000	251,962
Sensata Technologies BV (A)	5.000	10-01-25		100,000	98,500
Sensata Technologies BV (A)	5.625	11-01-24		80,000	83,600
Machinery 0.1%
Cloud Crane LLC (A)	10.125	08-01-24		190,000	210,425
Road and rail 0.0%
The Hertz Corp. (A)	5.500	10-15-24		45,000	38,025
Trading companies and distributors 0.2%
Beacon Escrow Corp. (A)	4.875	11-01-25		90,000	85,725
United Rentals North America, Inc.	4.625	10-15-25		50,000	48,625
United Rentals North America, Inc.	4.875	01-15-28		240,000	231,600
United Rentals North America, Inc.	5.875	09-15-26		75,000	78,000
Information technology 0.4%					774,211
Communications equipment 0.0%
Nokia OYJ	3.375	06-12-22		15,000	14,457
Nokia OYJ	4.375	06-12-27		15,000	14,081
Electronic equipment, instruments and components 0.0%
CDW LLC	5.000	09-01-23		35,000	35,485
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services 0.1%
First Data Corp. (A)	7.000	12-01-23		160,000	$168,200
Tempo Acquisition LLC (A)	6.750	06-01-25		70,000	69,913
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.500	02-01-25		150,000	155,625
Software 0.1%
Infor Software Parent LLC (7.125% Cash or 7.875% PIK) (A)	7.125	05-01-21		75,000	75,750
Infor US, Inc. (A)	5.750	08-15-20		25,000	25,500
Infor US, Inc.	6.500	05-15-22		50,000	50,875
Technology hardware, storage and peripherals 0.1%
Conduent Finance, Inc. (A)	10.500	12-15-24		140,000	164,325
Materials 1.6%					3,266,179
Chemicals 0.1%
The Chemours Company	6.625	05-15-23		200,000	210,000
The Chemours Company	7.000	05-15-25		10,000	10,800
Construction materials 0.1%
Standard Industries, Inc. (A)	5.375	11-15-24		205,000	207,563
Containers and packaging 0.6%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	150,000	194,693
Ardagh Packaging Finance PLC (A)	6.750	05-15-24	EUR	250,000	333,375
Berry Global, Inc.	6.000	10-15-22		110,000	113,575
OI European Group BV (A)	4.000	03-15-23		10,000	9,525
Owens-Brockway Glass Container, Inc. (A)	5.875	08-15-23		165,000	170,775
Plastipak Holdings, Inc. (A)	6.250	10-15-25		45,000	44,888
Reynolds Group Issuer, Inc. (A)	5.125	07-15-23		155,000	156,504
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24		105,000	109,922
Metals and mining 0.7%
AK Steel Corp.	7.000	03-15-27		90,000	87,975
AK Steel Corp.	7.625	10-01-21		80,000	82,000
First Quantum Minerals, Ltd. (A)	7.000	02-15-21		135,000	135,338
Kaiser Aluminum Corp.	5.875	05-15-24		126,000	130,410
Koks OAO (A)	7.500	05-04-22		200,000	207,056
New Gold, Inc. (A)	6.375	05-15-25		95,000	97,138
Nexa Resources SA (A)	5.375	05-04-27		200,000	204,750
Northwest Acquisitions ULC (A)	7.125	11-01-22		20,000	20,400
Novelis Corp. (A)	5.875	09-30-26		55,000	54,175
Novelis Corp. (A)	6.250	08-15-24		95,000	97,375
Steel Dynamics, Inc.	4.125	09-15-25		25,000	23,813
Steel Dynamics, Inc.	5.125	10-01-21		85,000	86,377
United States Steel Corp. (A)	8.375	07-01-21		127,000	136,614
Warrior Met Coal, Inc. (A)	8.000	11-01-24		165,000	167,888
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (A)	6.875	01-15-25		175,000	173,250
Real estate 0.2%					515,979
Equity real estate investment trusts 0.1%
Equinix, Inc.	2.875	02-01-26	EUR	120,000	140,541
Equinix, Inc.	5.875	01-15-26		75,000	78,188
FelCor Lodging LP	6.000	06-01-25		120,000	123,600
Real estate management and development 0.1%
AV Homes, Inc.	6.625	05-15-22		170,000	173,650
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 0.5%				$990,597
Diversified telecommunication services 0.2%
Cablevision SA (A)	6.500	06-15-21	151,000	157,247
Zayo Group LLC	6.000	04-01-23	190,000	195,225
Wireless telecommunication services 0.3%
Sprint Corp.	7.125	06-15-24	185,000	180,375
Sprint Corp.	7.250	09-15-21	215,000	222,256
Sprint Corp.	7.625	02-15-25	120,000	118,050
Sprint Corp.	7.875	09-15-23	115,000	117,444
Utilities 0.3%				558,731
Gas utilities 0.1%
Ferrellgas LP	6.500	05-01-21	25,000	23,938
Ferrellgas LP	6.750	01-15-22	70,000	66,325
Ferrellgas LP	6.750	06-15-23	68,000	61,880
Independent power and renewable electricity producers 0.1%
The AES Corp.	5.125	09-01-27	205,000	208,588
Water utilities 0.1%

Aegea Finance Sarl (A)	5.750	10-10-24	200,000	198,000
Convertible bonds 0.4%				$860,793
(Cost $958,141)
Consumer discretionary 0.1%				217,675
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24	40,000	69,725
Media 0.1%
DISH Network Corp.	3.375	08-15-26	110,000	105,952
Liberty Media Corp-Liberty Formula One	1.000	01-30-23	40,000	41,998
Energy 0.0%				2,275
Oil, gas and consumable fuels 0.0%
Cobalt International Energy, Inc. (H)	2.625	12-01-19	130,000	2,275
Information technology 0.3%				640,843
Internet software and services 0.0%
Weibo Corp. (A)	1.250	11-15-22	65,000	75,593
IT services 0.0%
Cardtronics, Inc.	1.000	12-01-20	70,000	65,019
Semiconductors and semiconductor equipment 0.1%
Microchip Technology, Inc.	1.625	02-15-27	56,000	66,204
Microchip Technology, Inc.	2.250	02-15-37	58,000	69,093
Software 0.1%
ServiceNow, Inc. (A)	0.000	06-01-22	97,000	128,491
Workday, Inc. (A)	0.250	10-01-22	110,000	119,634
Technology hardware, storage and peripherals 0.1%

Western Digital Corp. (A)	1.500	02-01-24	108,000	116,809
Term loans (I) 0.4%				$807,361
(Cost $807,935)
Consumer discretionary 0.3%				591,956
Diversified consumer services 0.0%
Cineworld, Ltd. (J)	TBD	02-28-25	100,000	99,830
Electronic equipment, instruments and components 0.1%
PSAV Holdings LLC (1 and 3 month LIBOR + 3.250%)	5.101	02-21-25	100,000	100,219
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.1%
Golden Entertainment, Inc. (1 month LIBOR + 3.000%)	4.880	10-20-24	190,000	$190,832
Internet and direct marketing retail 0.1%
Lands' End, Inc. (1 month LIBOR + 3.250%)	5.127	04-04-21	105,600	100,783
Shutterfly, Inc. (J)	TBD	08-17-24	100,000	100,292
Health care 0.1%				109,935
Life sciences tools and services 0.1%
Syneos Health, Inc. (1 month LIBOR + 2.250%)	4.127	08-01-24	109,609	109,935
Information technology 0.0%				105,470
Software 0.0%
SS&C Technologies, Inc. (J)	TBD	02-28-25	105,000	105,470

	Shares	Value
Rights 0.0%		$4,585
(Cost $32,289)
Texas Competitive Electric Holdings Company LLC (D)(K)	8,337	4,585

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (C)(D)	11.500	10-01-20	500,000	0

	Par value^	Value
Short-term investments 3.6%		$7,400,000
(Cost $7,400,000)
Repurchase agreement 3.6%		7,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-29-18 at 1.800% to be repurchased at $7,401,480 on 4-2-18, collateralized by $6,762,258 Federal Home Loan Mortgage Corp., 2.500% - 6.500% due 9-1-23 to 2-1-48 (valued at $7,031,286, including interest) and $471,731 Federal National Mortgage Association, 3.000% - 6.500% due 4-1-31 to 3-1-45 (valued at $516,714, including interest)	7,400,000	7,400,000

Total investments (Cost $204,894,315) 99.8%	$206,228,515
Other assets and liabilities, net 0.2%	453,034
Total net assets 100.0%	$206,681,549

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing security.
(E)	A portion of this security is segregated as collateral for options. Total collateral value at 3-31-18 was $15,662,767.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of net assets on 3-31-18:
United States	36.2%
United Kingdom	10.4%
Japan	8.7%
Switzerland	7.4%
France	4.9%
Italy	3.8%
Australia	2.6%
Finland	2.4%
Canada	2.3%
Netherlands	2.2%
Other countries	19.1%
TOTAL	100.0%
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	267	Short	Jun 2018	$(10,939,459)	$(10,785,642)	$153,817
FTSE 100 Index Futures	79	Short	Jun 2018	(7,901,436)	(7,748,065)	153,371
MSCI EAFE Index Futures	64	Short	Jun 2018	(6,314,834)	(6,401,920)	(87,086)
						$220,102
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	155,000	USD	120,879	Deutsche Bank AG London	4/5/2018	—	$(563)
CAD	155,000	USD	120,439	Citibank N.A.	5/2/2018	—	(59)
EUR	634,000	USD	778,210	Citibank N.A.	4/5/2018	$1,949	—
EUR	862,000	USD	1,055,295	Morgan Stanley and Company	4/5/2018	5,427	—
EUR	425,000	USD	520,639	State Street Bank and Trust	4/5/2018	2,339	—
EUR	898,000	USD	1,108,762	HSBC Bank USA	5/2/2018	—	(1,616)
EUR	1,085,000	USD	1,349,529	Morgan Stanley and Company	5/2/2018	—	(11,830)
GBP	714,000	USD	988,695	Goldman Sachs International	4/5/2018	13,089	—
GBP	669,000	USD	948,573	Deutsche Bank AG London	5/2/2018	—	(8,848)
USD	120,379	CAD	155,000	Citibank N.A.	4/5/2018	63	—
USD	123,385	EUR	100,000	BNP Paribas SA	4/5/2018	331	—
USD	30,572	EUR	25,000	Goldman Sachs International	4/5/2018	—	(191)
USD	1,106,656	EUR	898,000	HSBC Bank USA	4/5/2018	1,636	—
USD	1,114,663	EUR	898,000	Morgan Stanley and Company	4/5/2018	9,642	—
USD	6,834,218	EUR	5,510,000	Deutsche Bank AG London	6/20/2018	15,903	—
USD	947,503	GBP	669,000	Deutsche Bank AG London	4/5/2018	8,856	—
USD	62,103	GBP	45,000	Goldman Sachs International	4/5/2018	—	(1,034)
USD	56,177	GBP	40,000	Citibank N.A.	5/2/2018	—	(10)
USD	9,146,589	GBP	6,520,000	Citibank N.A.	6/20/2018	—	(30,267)
						$59,235	$(54,418)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,750.00	Apr 2018	116	11,600	$302,640	$(84,680)
							$302,640	$(84,680)
							$302,640	$(84,680)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2018, by major security category or type:

	Total value at 3-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$17,268,097	$5,910,070	$11,358,027	—
Consumer staples	11,032,075	4,446,891	6,585,184	—
Energy	16,136,454	6,627,263	9,509,191	—
Financials	33,696,229	7,026,791	26,669,438	—
Health care	13,268,705	3,342,103	9,926,602	—
Industrials	15,829,842	2,736,465	13,093,377	—
Information technology	20,572,960	12,570,893	8,002,067	—
Materials	12,096,687	2,405,202	9,691,485	—
Real estate	7,839,080	4,923,300	2,915,780	—
Telecommunication services	11,784,256	4,336,341	7,447,915	—
Utilities	9,012,972	1,317,039	7,695,933	—
Preferred securities
Financials	486,906	42,218	444,688	—
Information technology	38,459	—	38,459	—

       22

	Total value at 3-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Telecommunication services	105,336	105,336	—	—
Utilities	180,900	—	180,900	—
Exchange-traded funds	121,812	121,812	—	—
Foreign government obligations	410,769	—	410,769	—
Corporate bonds	27,274,237	—	27,274,237	—
Convertible bonds	860,793	—	860,793	—
Term loans	807,361	—	807,361	—
Rights	4,585	—	4,585	—
Short-term investments	7,400,000	—	7,400,000	—
Total investments in securities	$206,228,515	$55,911,724	$150,316,791	—
Derivatives:
Assets
Futures	$307,188	$307,188	—	—
Forward foreign currency contracts	59,235	—	$59,235	—
Liabilities
Futures	(87,086)	(87,086)	—	—
Forward foreign currency contracts	(54,418)	—	(54,418)	—
Written options	(84,680)	(84,680)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended March 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and

       23

the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended March 31, 2018, the fund wrote option contracts to generate income.

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2018:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 3-31-18
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.00%	$0

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P15Q1	03/18
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		5/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 10, 2018